Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period	11,587,197	9,412,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Grant Date Fair Value, Beginning of Period	0.37	0.41		0.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.54	$ 0.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term, Beginning of Period	3 years 11 months 5 days	2 years 9 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value, Beginning of Period	$ 2,097,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	2,537,500	2,412,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.42	$ 0.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.90	$ 0.70
Share-based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range, Options, Granted Weighted Average Remaining Contractual Term	6 years 5 months 12 days	5 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(100,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Grant Date Fair Value	0.05	0
Share-based Compensation Arrangement By Share Based Payment Award, Exercised, Weighted Average Exercise Price	0.05	0
Share-based Compensation Shares Authorized Under Stock Option Plans, Exercise Price Range, Options Exercised Weighted Average Remaining Contractual Term	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(37,500)	(37,500)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Grant Date Fair Value	0.55	0.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 1.88	$ 1.88
Share-based Compensation Shares Authorized Under Stock Option Plans, Exercise Price Range, Options Expired, Weighted Average Remaining Contractual Term	0 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	(200,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Grant Date Fair Value	0	0.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0.53
Share-based Compensation Shares Authorized Under Stock Option Plans, Exercise Price Range, Options Cancelled, Weighted Average Remaining Contractual Term	0 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, End of Period	13,987,197	11,587,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Grant Date Fair Value, End of Period	0.37	0.41		0.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.60	$ 0.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term, End of Period	3 years 6 months 29 days	3 years 11 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value, End of Period	2,097,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number, End of Period			11,387,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Grant Date Fair Value, End of Period	$ 0.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price, End of Period			$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term, End of Period	2 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value, End of Period	$ 2,097,900